Equity and Divestitures (Details)			12 Months Ended
	Dec. 27, 2024 shares	Nov. 16, 2022 R$ / shares	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2025 $ / shares shares	Jan. 25, 2023
Equity and divestitures [Line Items]
Exchange ratio			Exchange Ratio of 0.145485724
Reserved shares (in Shares)						388,737
Number of shares issued (in Shares)						9,643,973
Purchase of share (in Shares)			1
Exercise price, per share (in Dollars per share) | $ / shares						$ 11.5
Warrant outstanding (in Shares)						23,050,000
Exercise warrants shares (in Shares)	250,000
Exchange remaining warrants (in Shares)	1,838,674
Shares issued (in Shares)	894,337
Ownership interest percentage		100.00%
Non controlling interests percentage		42.09%
Reselling percentage		42.09%
Capital extinguish per share (in Brazil Real per share) | R$ / shares		R$ 1
Granted call option percentage			42.09%
Fair value call option (in Brazil Real) | R$			R$ 0
Share capital stock percentage							50.20%
Allocated net income of percentage						5.00%
Share capital percentage						20.00%
Reserve of capital stock percentage						30.00%
Adjusted dividend net income percentage						25.00%
Equity and divestitures, description			50% of net income (after the deduction of the social contribution on profits and before the provision for corporate income tax and the amounts attributable to shareholders as net interest on equity) related to the period in respect of which the payment is made; or ● 50% of the sum of retained profits and profit reserves in the beginning of the period with respect to which the payment is made.
Suspension days			5 years
Dividends paid (in Brazil Real) | R$
Class A Ordinary Shares [Member]
Equity and divestitures [Line Items]
Purchase of share (in Shares)			1
Top of Range [Member]
Equity and divestitures [Line Items]
Equity interest percentage		100.00%
Bottom of Range [Member]
Equity and divestitures [Line Items]
Equity interest percentage		57.91%
Smart NX [Member]
Equity and divestitures [Line Items]
Share capital stock percentage						45.00%
Brazilian Corporate Law [Member]
Equity and divestitures [Line Items]
Allocated net income of percentage						5.00%
Public Warrants [Member]
Equity and divestitures [Line Items]
Warrant outstanding (in Shares)						11,500,000
Market trading price (in Brazil Real per share) | R$ / shares			R$ 0.07
Private Placement Warrants [Member]
Equity and divestitures [Line Items]
Warrant outstanding (in Shares)						11,550,000
Market trading price (in Brazil Real per share) | R$ / shares			R$ 0.07